STOCK BASED COMPENSATION (Schedule of Fair Value Assumptions) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
STOCK BASED COMPENSATION [Abstract]
Risk-free interest rate	1.31%
Expected dividend yield	1.06%
Expected stock volatility	12.94%
Expected life (years)	7 years
Weighted average fair value of options granted	$ 2.00